CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Balances at January 1, 2012 at Dec. 31, 2011	$ 712,221	$ 579,871	$ 331,351	$ (21,490)	$ (177,511)
Balances at January 1, 2012 at Dec. 31, 2011		68,730,731			(10,463,677)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67,303		67,303
Other comprehensive loss	2,813			2,813
Cash dividends declared:
Common stock at $0.61 per share in 2014, $0.94 per share in 2013, and $1.18 per share in 2012	(68,650)		(68,650)
Treasury Stock, Shares, Acquired					(460,500)
Treasury Stock, Value, Acquired, Cost Method	(6,806)				(6,806)
Common stock issued in connection with business combinations	0
Excess tax benefit on share-based compensation	438	438
Exercise of stock options, net of shares purchased (in shares)					75,232
Exercise of stock options, net of shares purchased	(4)	(1,280)			1,276
Restricted stock awards, net of forfeitures (in shares)					164,449
Restricted stock awards, net of forfeitures	(1,076)	(3,922)			2,846
Share-based compensation expense	4,186	4,186
Ending Balances at Dec. 31, 2012	710,425	579,293	330,004	(18,677)	(180,195)
Ending Balances (in shares) at Dec. 31, 2012		68,730,731			(10,684,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,349		48,349
Other comprehensive loss	(12,604)			(12,604)
Cash dividends declared:
Common stock at $0.61 per share in 2014, $0.94 per share in 2013, and $1.18 per share in 2012	(54,161)		(54,161)
Treasury Stock, Shares, Acquired	(750,145)				(750,145)
Treasury Stock, Value, Acquired, Cost Method	(11,778)				(11,778)
Common stock issued in connection with business combinations	0
Excess tax benefit on share-based compensation	686	686
Exercise of stock options, net of shares purchased (in shares)					121,597
Exercise of stock options, net of shares purchased	(1,230)	(3,271)			2,041
Restricted stock awards, net of forfeitures (in shares)					115,359
Restricted stock awards, net of forfeitures	(1,329)	(3,435)			2,106
Share-based compensation expense	3,803	3,803
Ending Balances at Dec. 31, 2013	682,161	577,076	324,192	(31,281)	(187,826)
Ending Balances (in shares) at Dec. 31, 2013		68,730,731			(11,197,685)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	65,000		65,000
Other comprehensive loss	9,872			9,872
Cash dividends declared:
Common stock at $0.61 per share in 2014, $0.94 per share in 2013, and $1.18 per share in 2012	(36,299)		(36,299)
Treasury Stock, Shares, Acquired	(40,255)				(40,255)
Treasury Stock, Value, Acquired, Cost Method	(697)				(697)
Common stock issued in connection with business combinations	60,429	(946)			61,375
Stock Issued During Period, Shares, Acquisitions					3,657,937
Excess tax benefit on share-based compensation	153	153
Exercise of stock options, net of shares purchased (in shares)	478,024				120,441
Exercise of stock options, net of shares purchased	681	(1,337)			2,018
Restricted stock awards, net of forfeitures (in shares)					185,378
Restricted stock awards, net of forfeitures	(1,193)	(4,273)			3,080
Share-based compensation expense	3,970	3,970
Ending Balances at Dec. 31, 2014	$ 784,077	$ 574,643	$ 352,893	$ (21,409)	$ (122,050)
Ending Balances (in shares) at Dec. 31, 2014		68,730,731			(7,274,184)